INVENTORIES (Tables)	12 Months Ended
Mar. 31, 2018
Classes of current inventories [abstract]
Schedule of Inventories
	March 31, 2018	March 31, 2017
Direct smelting ore and stockpile ore	$1,071	$833
Concentrate inventory	5,513	4,853
Total stockpile and concentrate	6,584	5,686
Material and supplies	4,434	3,024
	$11,018	$8,710